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Wilmington New York Municipal Bond Fund
PORTFOLIO OF INVESTMENTS
January 31, 2026 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS − 98.1%
NEW YORK − 98.1%
AIRPORT − 7.6%
New York Transportation Development Corp., NY, Revenue Bonds, (Terminal 4 John F. Kennedy International Airport Project), (Series P), 5.00%, 12/01/30	$1,000,000	$1,090,023
Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (Series 231ST), 5.00%, 08/01/31	1,000,000	1,110,644
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (Series 242), 5.00%, 12/01/39	1,000,000	1,092,609
TOTAL AIRPORT		$3,293,276
DEVELOPMENT − 4.3%
Battery Park City Authority, NY, Revenue Bonds, (Series A), 5.00%, 11/01/41	500,000	561,299
New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,095,000	1,294,342
TOTAL DEVELOPMENT		$1,855,641
EDUCATION − 10.6%
Build NYC Resource Corp., NY, Revenue Bonds, (Success Academy Charter School), 5.00%, 09/01/32	850,000	939,040
New York State Dormitory Authority, NY, Revenue Bonds, (AG State Aid Withholding)
5.00%, 10/01/32	1,000,000	1,165,392
5.00%, 10/01/38	545,000	599,016
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Brooklyn Law School), (Series A), 5.00%, 07/01/33	1,200,000	1,258,278
New York State Dormitory Authority, NY, Financing Program Revenue Bonds, School District, School Improvements, (Series P), (BAM), 5.00%, 10/01/36	540,000	590,230
New York State Dormitory Authority, NY, Prerefunded Revenue Bonds, School District, School Improvements, (Series A), (AG), 5.00%, 10/01/29	5,000	5,346
TOTAL EDUCATION		$4,557,302
GENERAL − 20.5%
Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 02/15/33	900,000	922,383
Metropolitan Transportation Authority Dedicated Tax Fund, NY, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/37	210,000	233,041
Nassau County Interim Finance Authority, NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 11/15/33	455,000	517,438
New York City Transitional Finance Authority Building Aid Revenue, NY, Current Refunding Revenue Bonds, (Series S), (State Aid Withholding), 5.00%, 07/15/35	300,000	359,410
Description	Par Value	Value
New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (Lincoln Center For Performing Arts), (Series A), 4.00%, 12/01/34	$1,600,000	$1,668,752
New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (Series M), 5.00%, 07/01/31	565,000	640,438
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Cash Flow Management, (Series A-1), 5.25%, 08/01/42	800,000	874,113
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Series E-1), 4.00%, 02/01/38	655,000	670,815
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 05/01/34	800,000	804,093
New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 03/15/32	600,000	609,596
New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 4.00%, 03/15/37	1,000,000	1,028,177
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Senior Lien), 5.00%, 11/15/39	450,000	498,302
TOTAL GENERAL		$8,826,558
GENERAL OBLIGATIONS − 17.5%
Amherst, NY, GO, Refunding Notes, AD Valorem Property Tax, 4.00%, 10/15/40	500,000	517,259
Binghamton, NY, GO, Public Facilities, AD Valorem Property Tax, (BAM), 4.00%, 04/15/32	500,000	536,722
New York, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Series A), 5.00%, 08/01/31	250,000	282,965
New York, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series A-1), 5.00%, 09/01/38	1,000,000	1,100,944
North Hempstead, NY, GO, Public Improvements, AD Valorem Property Tax, (Series A), (BAM), 4.00%, 03/15/42	650,000	666,330
Onondaga County, NY, GO, Public Improvements, AD Valorem Property Tax, 4.00%, 11/01/41	800,000	821,023
Saratoga County, NY, GO, Refunding Notes, AD Valorem Property Tax, 4.00%, 09/01/44	500,000	502,218
Suffolk County, NY, GO, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 06/15/33	500,000	579,264
Suffolk County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series A), 4.00%, 10/15/37	540,000	573,645
Syracuse, NY, GO, Public Improvements, AD Valorem Property Tax, 4.00%, 05/01/34	805,000	875,392
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington New York Municipal Bond Fund (continued)
Description	Par Value	Value
Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM), 5.00%, 05/01/30	$1,000,000	$1,099,787
TOTAL GENERAL OBLIGATIONS		$7,555,549
HIGHER EDUCATION − 11.4%
Albany Capital Resource Corp., NY, Refunding Revenue Bonds, (Albany Law School of Union University Project), (Series A), 5.00%, 07/01/29	500,000	509,516
Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, (The Culinary Institute of America), 5.00%, 07/01/32	1,040,000	1,085,232
Hempstead Town Local Development Corp., NY, Revenue Bonds, University & College Improvements, (Hofstra University Project), (Series A), 5.00%, 07/01/33	725,000	808,975
New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (The Juilliard School), (Series A), 5.00%, 01/01/33	1,025,000	1,101,650
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 07/01/38	725,000	807,814
New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 07/01/27	295,000	304,016
New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (St. John's University), (Series A) , 5.00%, 07/01/30	300,000	309,802
TOTAL HIGHER EDUCATION		$4,927,005
MEDICAL − 6.5%
Monroe County Industrial Development Corp., NY, Current Refunding Revenue Bonds, (Rochester Regional Health Project), 5.00%, 12/01/34	500,000	533,631
New York State Dormitory Authority, NY, Refunding Revenue Bonds, (Memorial Sloan Kettering Cancer Center), (Series C), 4.00%, 07/01/34	500,000	506,962
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Montefiore Obligated Group), (Series A), 5.00%, 09/01/29	1,000,000	1,063,336
New York State Dormitory Authority, NY, Revenue Bonds, (Northwell Health Obligated Group), (Series A), 4.00%, 05/01/38	500,000	507,909
New York State Dormitory Authority, NY, Refunding Revenue Bonds, (NYU Langone Hospitals Obligated Group), (Series A), 5.00%, 07/01/34	175,000	204,866
TOTAL MEDICAL		$2,816,704
POWER − 2.5%
Utility Debt Securitization Authority, NY, Refunding Revenue Bonds, (Series TE), 5.00%, 12/15/38	950,000	1,067,921
SCHOOL DISTRICT − 6.1%
Corning City School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 06/15/37	500,000	522,250
Description	Par Value	Value
Niagara Falls City School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (BAM State Aid Withholding), 5.00%, 06/15/34	$400,000	$468,539
Springville-Griffith Institiute Central School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 06/15/33	1,000,000	1,095,188
Union Free School District Of The Tarrytowns, NY, GO Unlimited, School Improvements, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 12/01/40	500,000	522,577
TOTAL SCHOOL DISTRICT		$2,608,554
TRANSPORTATION − 4.3%
Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/29	1,530,000	1,613,458
Triborough Bridge & Tunnel Authority, NY, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/15/36	245,000	252,054
TOTAL TRANSPORTATION		$1,865,512
UTILITIES − 2.9%
Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series A)
5.00%, 09/01/34	750,000	825,754
4.00%, 09/01/39	400,000	407,963
TOTAL UTILITIES		$1,233,717
WATER − 3.9%
New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, (Series FF), 5.00%, 06/15/34	750,000	812,557
New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	750,000	854,750
TOTAL WATER		$1,667,307
TOTAL NEW YORK		$42,275,046
TOTAL MUNICIPAL BONDS (Cost $42,289,671)		$42,275,046

	Number of Shares
MONEY MARKET FUND − 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%^	381,256	381,256
TOTAL MONEY MARKET FUND (Cost $381,256)		$381,256
TOTAL INVESTMENTS − 99.0% (Cost $42,670,927)		$42,656,302
OTHER ASSETS LESS LIABILITIES – 1.0%		441,593
TOTAL NET ASSETS – 100.0%		$43,097,895
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (concluded)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$42,275,046	$—	$42,275,046
Money Market Fund	381,256	—	—	381,256
Total	$381,256	$42,275,046	$—	$42,656,302
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:
AG	Insured by Assured Guaranty Inc.
BAM	Build America Mutual Assurance Company
GO	General Obligation
NATL	National Public Finance Guarantee Corporation
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

 January 31, 2026 (unaudited)